Schedule of personnel expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Personnel Expenses
Salaries, wages and other short term employee benefits		₨ 1,020,823	₨ 907,523	₨ 741,639
Contributions to defined contribution plans		54,683	47,321	37,880
Expenses related to defined benefit plans (refer to Note 34)		10,490	11,321	13,878
Share based compensation costs (refer to Note 30)		229,260	152,054	209,557
Employee welfare expenses		32,959	30,215	18,927
Total	$ 16,177	₨ 1,348,215	₨ 1,148,434	₨ 1,021,881